Organization - Additional Information (Detail) - USD ($)						1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 13, 2021	Apr. 04, 2021	Dec. 20, 2019	Aug. 12, 2019	Apr. 26, 2019	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Common Stock, Shares Authorized (in shares)						400,000,000	400,000,000		400,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)						$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Shares Authorized (in shares)						100,000,000	100,000,000		100,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)						$ 0.01	$ 0.01		$ 0.01
Issuance of Common Stock grants (in shares)						745,241	1,871,932
Shares Issued, Price Per Share (in dollars per share)						$ 21.15	$ 21.15		$ 21.15
Proceeds from Issuance of Common Stock						$ 15,704,625	$ 39,579,050	$ 0
Preferred Stock, Dividend Rate, Percentage							12.50%		12.50%
Subsequent Event [Member]
Proceeds from Issuance Initial Public Offering	$ 102,000,000
Series A Preferred Stock [Member]
Issuance of Common Stock grants (in shares)			125
Shares Issued, Price Per Share (in dollars per share)			$ 1,000
Preferred Stock, Dividend Rate, Percentage			12.50%
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 60,600
Stock Redeemed or Called During Period, Shares (in shares)		125
Preferred Stock, Redemption Price Per Share (in dollars per share)		$ 1,000	$ 1,000
The Offering [Member]
Issuance of Common Stock grants (in shares)				7,060,150
Shares Issued, Price Per Share (in dollars per share)				$ 20
Proceeds from Issuance of Common Stock				$ 131,523,622
IPO [Member]
Proceeds from Issuance Initial Public Offering	$ 102,000,000
IPO [Member] | Subsequent Event [Member]
Issuance of Common Stock grants (in shares)	3,905,950						3,905,950
Shares Issued, Price Per Share (in dollars per share)	$ 26.00						$ 26.00
Initial Stockholder [Member]
Issuance of Common Stock grants (in shares)					100
Shares Issued, Price Per Share (in dollars per share)					$ 20